PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.7%
Asset-Backed Securities — 24.7%
Automobiles — 1.1%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	300	$308,868
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	1,000	1,040,422
Series 2020-02A, Class A, 144A
2.020%	02/20/27	900	918,308
Chase Auto Credit Linked Notes,
Series 2020-01, Class R, 144A
33.784%	01/25/28	779	833,079
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	300	303,302
Series 2020-03A, Class D
1.730%	07/15/26	200	202,932
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	2,200	2,488,035
JPMorgan Chase Bank, NA,
Series 2020-02, Class D, 144A
1.487%	02/25/28	1,150	1,152,826
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,779,426
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	871,488
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	400	410,498
Series 2020-03, Class D
1.640%	11/16/26	1,400	1,420,504
			13,729,688
Collateralized Loan Obligations — 19.0%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.612%(c)	07/22/32	4,000	4,003,555
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.174%(c)	01/20/32	3,000	3,005,415
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.521%(c)	07/15/29	250	250,192
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.483%(c)	07/16/29	493	492,893
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.052%(c)	04/22/27	7,833	7,833,497
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.221%(c)	10/15/28	2,500	$2,500,851
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.262%(c)	05/17/31	3,000	2,999,993
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.491%(c)	10/15/30	4,500	4,500,335
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.581%(c)	10/15/32	2,500	2,504,060
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.573%(c)	01/17/28	2,500	2,502,236
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.421%(c)	01/15/30	4,000	4,001,394
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.482%(c)	04/22/30	7,710	7,706,529
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.198%(c)	04/24/31	1,500	1,496,894
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.332%(c)	01/22/31	3,750	3,749,925
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.093%(c)	04/19/29	5,000	4,995,504
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A2, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.324%(c)	07/20/31	3,500	3,500,834
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.471%(c)	10/15/29	7,500	7,500,422
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.461%(c)	07/15/30	5,250	5,250,276
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31	6,000	6,000,014
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.245%(c)	04/26/31	3,500	3,501,559
A1

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Hayfin Emerald CLO (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	11/17/32	EUR	10,500	$12,352,053
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.542%(c)	07/22/32		4,000	4,003,556
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.195%(c)	02/05/31		3,973	3,976,006
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.248%(c)	04/25/31		2,494	2,484,245
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.591%(c)	10/15/32		1,750	1,753,601
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.344%(c)	04/21/31		9,635	9,636,704
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.332%(c)	02/20/31		4,000	4,001,192
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.433%(c)	01/16/31		4,000	4,000,212
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.474%(c)	10/12/30		7,483	7,481,395
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.361%(c)	07/15/31		6,000	6,004,658
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.501%(c)	07/15/30		750	750,130
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.504%(c)	10/20/31		2,720	2,721,526
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.455%(c)	10/30/30		1,236	1,236,212
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
1.614%(c)	07/20/32		4,000	4,004,338
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.254%(c)	04/20/31		3,958	3,954,450
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.293%(c)	05/07/31	4,955	$4,955,133
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.328%(c)	04/25/31	5,750	5,750,294
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.513%(c)	10/20/32	12,500	12,519,399
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.285%(c)	01/26/31	3,500	3,500,918
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.444%(c)	10/20/30	5,750	5,752,170
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.463%(c)	01/17/30	3,470	3,472,184
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.524%(c)	07/20/27	6,000	5,975,795
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.364%(c)	01/20/31	3,000	3,001,363
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.641%(c)	07/15/27	5,000	4,994,075
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.428%(c)	01/25/31	4,000	3,996,350
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.121%(c)	07/15/27	3,214	3,213,112
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.451%(c)	10/15/30	7,469	7,469,790
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.188%(c)	04/25/31	3,000	2,998,961
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.373%(c)	01/17/31	6,500	6,502,573
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.424%(c)	10/20/31	2,750	2,751,329

A2

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.372%(c)	01/22/31		2,000	$2,000,931
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.611%(c)	07/15/29		971	972,100
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29		8,220	8,207,214
				234,690,347
Consumer Loans — 1.7%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	400	320,850
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	299,734
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		1,600	1,631,146
Series 2019-01A, Class A, 144A
3.000%	12/20/27		2,000	2,054,819
Series 2019-02A, Class A, 144A
2.780%	04/20/28		1,000	1,027,650
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		700	715,634
Series 2020-AA, Class A, 144A
2.190%	08/21/34		500	507,454
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32		500	501,672
Series 2017-01A, Class C, 144A
3.350%	09/14/32		500	501,933
Series 2018-01A, Class A, 144A
3.300%	03/14/29		897	900,596
Series 2020-01A, Class A, 144A
3.840%	05/14/32		1,000	1,049,161
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,800	1,803,810
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24		1,200	1,200,641
Series 2018-B, Class C, 144A
5.430%	07/08/24		500	500,198
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24		1,400	1,418,162
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24		1,000	1,011,539
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,400	1,434,248
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,800	$1,818,386
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A
1.760%	03/08/28		200	199,904
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.959%(c)	02/25/23		1,280	1,278,470
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.759%(c)	08/25/25		1,200	1,194,033
				21,370,040
Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		1,400	1,612,295
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.449%(c)	11/15/28	GBP	1,625	2,252,656
				3,864,951
Home Equity Loans — 0.1%
Centex Home Equity Loan Trust,
Series 2004-B, Class AF6
4.686%	03/25/34		1	882
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)
3.034%(c)	10/25/31		197	210,188
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.309%(c)	08/25/35		139	138,647
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.129%(c)	10/25/33		241	240,673
				590,390
Other — 0.2%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.459%(c)	04/25/23		120	118,888
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.909%(c)	06/25/24		2,250	2,230,747
				2,349,635

A3

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities — 0.6%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.889%(c)	10/25/34		822	$813,075
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		666	675,135
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		767	768,019
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,276	1,280,549
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
0.629%(c)	06/25/35		367	364,496
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	3,459	3,651,169
				7,552,443
Student Loans — 1.7%
Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.509%(c)	01/25/41		61	60,732
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980	1,584,746
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,591	1,637,143
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43		1,618	1,676,733
Series 2019-A, Class R, 144A
0.000%	10/25/48		2,795	321,441
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		3,820	3,951,714
Series 2019-D, Class 1PT, 144A
2.684%(cc)	01/16/46		3,410	3,528,152
Series 2019-F, Class PT1, 144A
0.000%(cc)	02/15/45		3,236	3,314,427
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.359%(c)	11/29/24		2,899	2,873,776
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
3.859%(c)	11/29/24		1,716	1,728,471
				20,677,335

Total Asset-Backed Securities (cost $302,725,748)				304,824,829
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans — 1.2%
Auto Manufacturers — 0.1%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
3.620%(c)	11/06/24	599	$598,908
Chemicals — 0.0%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
1.953%(c)	06/01/24	349	347,100
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 2.750%
2.860%(c)	10/01/25	199	196,236
			543,336
Commercial Services — 0.1%
Adtalem Global Education, Inc.,
Term Loan
—%(p)	02/12/28	650	642,959
Computers — 0.1%
Peraton Corp.,
First Lien Term B Loan, 3 Month LIBOR + 3.750%
4.500%(c)	02/01/28	281	280,455
Term Loan
—%(p)	02/24/28	494	493,576
			774,031
Insurance — 0.1%
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	02/19/28	184	182,163
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	11/03/24	469	466,744
New B-9 Term Loan, 1 Month LIBOR + 3.250%
3.359%(c)	07/31/27	350	347,229
			996,136
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp,
Term B Loan, 1 Month LIBOR + 2.750%
2.869%(c)	03/02/27	498	494,229
Media — 0.1%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.356%(c)	07/17/25	350	344,487
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.606%(c)	04/15/27	780	769,972
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	05/01/26	349	344,690
			1,459,149
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25	388	428,498

A4

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24		1,232	$1,230,204
Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
2.359%(c)	04/23/26		499	492,500
Retail — 0.4%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 1 Month LIBOR + 8.000%
9.000%(c)	04/20/26		565	560,793
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 1 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	374	431,650
Term Loan
—%(p)	04/30/27		3,500	4,036,726
				5,029,169
Software — 0.1%
Dun & Bradstreet Corp,
Term Loan B, 1 Month LIBOR + 3.250%
3.359%(c)	02/06/26		771	766,421
Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.365%(c)	03/15/27		650	642,180
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
3.510%(c)	05/27/24		997	946,922
				1,589,102

Total Bank Loans (cost $15,171,753)				15,044,642
Commercial Mortgage-Backed Securities — 14.3%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49		2,300	2,419,709
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,400	4,719,942
Series 2017-BNK06, Class A4
3.254%	07/15/60		920	983,744
Series 2017-BNK08, Class A3
3.229%	11/15/50		1,950	2,081,215
Series 2019-BN18, Class A3
3.325%	05/15/62		1,500	1,596,482
Series 2020-BN29, Class A3
1.742%	11/15/53		1,000	947,261
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170	1,180,516
Series 2016-ETC, Class B, 144A
3.189%	08/14/36		510	509,400
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	$416,698
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,560	1,464,827
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,727,002
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,753,446
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	952,363
BFLD Trust,
Series 2020-OBRK, Class A, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.156%(c)	11/15/28	4,000	4,040,072
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.406%(c)	10/15/36	1,505	1,503,788
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.106%(c)	12/15/36	1,497	1,495,165
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.606%(c)	12/15/36	2,994	2,990,331
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	7,859,500
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,755,972
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	6,550	6,676,608
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.778%(cc)	11/10/31	2,400	2,441,655
Series 2016-CLNE, Class C, 144A
2.778%(cc)	11/10/31	900	900,906
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)
2.872%(c)	11/15/37	1,327	1,329,166
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,385,166
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,227,624
Series 2016-COR01, Class A3
2.826%	10/10/49	2,500	2,631,021
Series 2017-COR02, Class A2
3.239%	09/10/50	4,500	4,784,892
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.256%(c)	05/15/36	2,600	2,603,955

A5

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	$1,236,030
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,400	1,430,510
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	2,991,479
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.555%(cc)	09/10/35	3,000	3,170,347
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.340%(cc)	05/25/22	24,270	284,861
Series K021, Class X1, IO
1.400%(cc)	06/25/22	14,230	159,590
Series K025, Class X1, IO
0.795%(cc)	10/25/22	9,662	90,752
Series K027, Class X1, IO
0.733%(cc)	01/25/23	122,310	1,336,070
Series K044, Class X1, IO
0.730%(cc)	01/25/25	79,662	1,799,413
Series K053, Class X1, IO
0.885%(cc)	12/25/25	87,263	3,209,363
Series K055, Class X1, IO
1.360%(cc)	03/25/26	13,562	795,638
Series KG03, Class X1, IO
1.381%(cc)	06/25/30	29,350	3,109,063
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,935	3,107,212
Series 2017-GS06, Class A2
3.164%	05/10/50	3,400	3,605,265
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	6,387,037
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	328,514
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,108,453
Series 2017-C05, Class A4
3.414%	03/15/50	1,964	2,094,489
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,857,803
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	5,875	6,077,524
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	2,832	2,937,718
KKR Industrial Portfolio Trust,
Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)
2.732%(c)	03/15/37	771	772,332
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A
1.411%(cc)	08/15/45	33,334	$407,746
Series 2013-C08, Class A3
2.863%	12/15/48	1,531	1,566,170
Series 2013-C10, Class A3
3.967%(cc)	07/15/46	4,340	4,603,948
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,959,340
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	5,881,977
Series 2019-L03, Class A3
2.874%	11/15/52	1,200	1,245,119
Series 2019-MEAD, Class E, 144A
3.177%(cc)	11/10/36	575	547,975
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	141,579
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	4,400	4,704,457
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	6,052,656
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,432,198
Series 2019-C17, Class A3
2.669%	10/15/52	2,000	2,043,047
Series 2019-C17, Class ASB
2.866%	10/15/52	600	636,290
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	830	848,444
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	4,130	4,310,001
Series 2016-C32, Class A3
3.294%	01/15/59	2,141	2,299,478
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,604,633
Series 2016-C35, Class A3
2.674%	07/15/48	4,600	4,750,334
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,445,652
Series 2019-C54, Class A3
2.892%	12/15/52	1,200	1,247,112

Total Commercial Mortgage-Backed Securities (cost $169,532,940)			175,996,045
Corporate Bonds — 39.0%
Aerospace & Defense — 0.5%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,602,758
3.400%	04/15/30	385	408,813

A6

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	1,450	$1,391,185
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,115	1,255,267
			5,658,023
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28(a)	1,530	1,504,763
3.222%	08/15/24	2,810	2,994,587
			4,499,350
Airlines — 0.6%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,441	1,459,584
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	—(r)	190
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	960	979,602
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	625	653,151
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,255	3,745,000
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.636%	01/02/24	419	430,891
			7,268,418
Auto Manufacturers — 1.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.100%	04/12/21	570	570,312
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,125	1,129,360
5.291%	12/08/46	290	304,582
9.625%	04/22/30(a)	1,200	1,676,458
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	275	264,124
3.350%	11/01/22	2,600	2,649,354
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	1,350	1,478,920
5.000%	04/01/35	1,365	1,576,683
5.150%	04/01/38(a)	1,000	1,149,934
6.250%	10/02/43	1,455	1,861,229
6.600%	04/01/36	210	272,238
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
1.075%(c)	04/09/21	610	$605,606
Gtd. Notes
3.550%	04/09/21	460	460,158
			13,998,958
Auto Parts & Equipment — 0.2%
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	3	3,197
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	670	697,246
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	1,150	981,656
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	875	902,291
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)	350	368,602
			2,952,992
Banks — 8.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.344%(c)	04/12/23	400	405,400
Sr. Unsec’d. Notes
3.848%	04/12/23	600	637,628
Sub. Notes
2.749%	12/03/30(a)	1,000	950,715
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,655	1,754,367
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	1,575	1,580,055
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	804,022
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	3,185	3,504,610
3.974%(ff)	02/07/30	685	758,104
4.078%(ff)	04/23/40	2,340	2,592,448
4.271%(ff)	07/23/29	910	1,025,898
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	5,030,974
Sub. Notes, MTN
4.000%	01/22/25	1,117	1,221,868
4.450%	03/03/26	1,735	1,949,199
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	700	754,952
3.684%	01/10/23	480	491,008
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	475	545,453

A7

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.836%	05/09/28	720	$803,378
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	2,200	2,161,128
4.400%	08/14/28	420	476,508
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24	855	920,785
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	300	324,593
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,120	1,231,518
4.875%	04/01/26	380	428,326
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	1,880	1,870,397
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.289%(c)	05/17/21(a)(oo)	1,355	1,353,152
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,435	1,446,700
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	880	887,573
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31(a)	1,225	1,232,135
3.200%	10/21/26	3,255	3,500,665
3.887%(ff)	01/10/28(a)	1,710	1,885,042
8.125%	07/15/39	1,060	1,739,680
Sub. Notes
4.450%	09/29/27	2,630	2,957,949
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	900	902,478
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24	159	170,067
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,350	1,398,192
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	280	303,297
4.250%	03/13/26	1,150	1,285,104
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25(a)	4,063	4,355,523
3.750%	02/25/26	125	137,195
3.814%(ff)	04/23/29	1,060	1,161,422
3.850%	01/26/27	1,765	1,936,024
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	1,000	1,124,858
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,000	1,034,031
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,940	1,960,152
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.682%(c)	07/30/21(a)(oo)	2,998	$2,988,133
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,350	1,335,952
Sr. Unsec’d. Notes
2.525%(ff)	11/19/41	2,330	2,128,864
2.950%	10/01/26	1,740	1,859,889
3.200%	06/15/26	3,020	3,260,129
3.509%(ff)	01/23/29	1,435	1,553,970
3.782%(ff)	02/01/28	965	1,064,314
3.964%(ff)	11/15/48	985	1,086,279
4.005%(ff)	04/23/29	1,200	1,339,007
Sub. Notes
4.250%	10/01/27	420	475,180
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.851%(c)	07/15/21(a)(oo)	975	974,194
Sr. Unsec’d. Notes
4.375%	01/22/47	895	1,067,762
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	1,875	2,055,838
4.431%(ff)	01/23/30	1,340	1,534,386
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	915	854,204
3.125%	07/27/26	2,725	2,932,028
Sub. Notes, GMTN
4.350%	09/08/26	750	846,752
State Street Corp.,
Sub. Notes
2.200%	03/03/31(a)	4,130	4,022,312
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
4.703%(c)	09/30/24	3,340	3,338,378
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24(oo)	960	1,005,985
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	1,100	1,133,666
3.491%	05/23/23	2,970	3,066,217
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	685	688,263
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,675	2,623,786
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31(a)	3,500	3,519,030
			109,749,091
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,880	2,234,330

A8

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		1,440	$1,857,036
				4,091,366
Building Materials — 0.2%
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30		925	882,403
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		525	556,990
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,275	1,334,531
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)		199	203,132
				2,977,056
Chemicals — 1.2%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,400	1,755,472
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		675	772,991
5.375%	03/15/44		700	830,214
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)		1,000	1,028,448
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	2,300	2,698,165
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		1,000	1,226,607
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43		155	194,021
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24(a)		1,150	1,203,556
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	1,031,991
5.250%	01/15/45		420	528,981
6.125%	01/15/41		450	604,299
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,525	1,560,625
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26(a)		460	469,066
5.875%	03/27/24		375	397,624
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25		445	$481,945
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24		450	406,604
10.875%	08/01/24		111	115,559
				15,306,168
Commercial Services — 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
6.700%	06/01/34		920	1,256,478
7.000%	10/15/37		770	1,113,569
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28		470	484,558
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	1,650	1,842,828
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		627	627,614
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31		250	251,370
4.875%	01/15/28(a)		1,325	1,395,971
5.250%	01/15/30(a)		525	570,266
5.500%	05/15/27(a)		975	1,039,711
				8,582,365
Computers — 0.1%
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25(a)		780	811,653
Diversified Financial Services — 0.3%
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		650	831,456
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28		880	884,702
6.000%	01/15/27		275	285,917
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29(a)		1,125	1,197,982
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28		400	473,496
				3,673,553
Electric — 2.8%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23		550	580,976

A9

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	$584,289
5.000%	02/01/31	750	731,877
5.125%	03/15/28(a)	1,700	1,712,502
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	235	261,843
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	2,430,992
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,710	2,710,000
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	3,030,061
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	390	403,408
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,900	2,215,871
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	3,750	4,104,483
5.450%	07/15/44	280	325,823
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,512,288
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	754,860
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	3,478,573
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	07/13/21	250	252,942
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30(a)	1,050	1,118,186
NRG Energy, Inc.,
Gtd. Notes
7.250%	05/15/26	1,235	1,285,945
Gtd. Notes, 144A
5.250%	06/15/29(a)	375	401,893
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	280	279,608
2.450%	12/02/27(a)	1,210	1,199,004
PacifiCorp,
First Mortgage
3.300%	03/15/51(a)	380	377,477
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	1,500	1,630,834
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)		450	$464,056
5.625%	02/15/27		600	624,186
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		2,000	2,081,667
				34,553,644
Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)		575	628,709
7.250%	06/15/28		550	614,056
				1,242,765
Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,000	1,104,926
Engineering & Construction — 0.2%
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	329,432
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		605	642,033
5.500%	07/31/47		1,690	1,668,690
				2,640,155
Entertainment — 0.3%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26		513	417,862
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25(a)		860	917,075
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)		700	703,004
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		875	930,391
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	829,838
				3,798,170
Foods — 0.9%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,100	4,295,028
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	2,212,288

A10

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		42	$42,337
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		645	700,036
4.875%	10/01/49		1,325	1,496,181
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	490,280
4.200%	04/01/59		380	434,802
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/30		2,000	2,000,638
				11,671,590
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		1,100	1,214,154
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30(a)		375	406,529
4.800%	02/15/44		300	352,613
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	1,154,465
				3,127,761
Healthcare-Products — 0.4%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,275	1,524,372
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	643,614
1.625%	03/07/31	EUR	200	258,361
1.625%	10/15/50	EUR	495	593,872
2.250%	03/07/39	EUR	300	411,998
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	666,992
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	719,090
1.875%	10/01/49	EUR	425	526,953
				5,345,252
Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,900	2,711,911
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		385	458,649
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,025	$1,043,911
Encompass Health Corp.,
Gtd. Notes
4.750%	02/01/30(a)		500	514,635
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		250	251,945
5.375%	02/01/25		1,225	1,366,687
5.875%	02/01/29		25	29,113
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.250%	09/01/24		1,495	1,601,262
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28		925	963,692
Sec’d. Notes, 144A
6.250%	02/01/27		375	395,950
Sr. Sec’d. Notes, 144A
4.625%	06/15/28		285	292,482
4.875%	01/01/26		850	883,311
5.125%	11/01/27		600	627,573
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42		220	250,417
				11,391,538
Home Builders — 0.2%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		875	966,142
6.625%	07/15/27		1,050	1,132,050
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		45	47,799
				2,145,991
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		670	738,931
Insurance — 0.9%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25(a)		2,110	2,313,000
4.500%	07/16/44		1,075	1,223,658
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	983,708
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,030	1,063,758
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	582,805

A11

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50	180	$198,500
5.000%	03/30/43	350	405,662
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	173,578
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,797,870
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	2,310	2,605,313
6.850%	12/16/39	196	281,766
			11,629,618
Lodging — 0.4%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	1,325	1,359,051
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32(a)	1,825	1,886,937
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	950	980,975
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	400	446,255
			4,673,218
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.250%	04/09/50(a)	585	598,575
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21	1,050	1,050,000
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,960	2,001,690
			3,051,690
Media — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	05/01/32	450	455,625
5.375%	06/01/29(a)	975	1,048,581
5.500%	05/01/26(a)	3,300	3,403,478
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52(a)	705	676,993
4.800%	03/01/50	875	942,091
6.384%	10/23/35	2,470	3,200,562
6.484%	10/23/45	1,125	1,474,641
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52(a)	1,010	$860,641
4.150%	10/15/28(a)	1,820	2,081,327
4.250%	10/15/30	620	715,310
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	2,800	2,990,612
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)	1,000	941,676
5.500%	04/15/27	650	682,453
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)	1,000	983,748
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	520	277,189
Sr. Sec’d. Notes, 144A
5.375%	08/15/26(a)	855	615,693
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49	265	317,090
Gtd. Notes, 144A
4.000%	09/15/55	1,229	1,213,173
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28(a)	800	836,923
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	15	17,754
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26	750	972,870
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)	1,175	1,190,157
6.625%	06/01/27(a)	975	1,041,375
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28	500	676,140
			27,616,102
Mining — 0.2%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	680	841,035
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	410	540,507
Newmont Corp.,
Gtd. Notes
3.625%	06/09/21	825	825,297
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	295	406,569
			2,613,408

A12

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,600	$1,598,933
7.500%	03/15/25	1,525	1,501,457
7.875%	04/15/27(a)	1,825	1,788,370
			4,888,760
Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	1,240	1,249,511
4.375%	06/15/22	500	521,968
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,916,617
			3,688,096
Oil & Gas — 2.7%
Antero Resources Corp.,
Gtd. Notes
5.625%	06/01/23	1,200	1,203,898
Gtd. Notes, 144A
8.375%	07/15/26(a)	400	440,806
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	350	349,888
9.000%	11/01/27	204	260,260
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)	450	468,429
BP Capital Markets America, Inc.,
Gtd. Notes
2.772%	11/10/50(a)	145	126,696
2.939%	06/04/51	1,835	1,637,880
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,000	1,112,305
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44	490	624,892
5.250%	11/15/43	700	911,674
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	125	125,313
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25(a)	800	822,704
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	975	1,046,948
ConocoPhillips,
Gtd. Notes, 144A
4.875%	10/01/47	180	219,902
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	850	982,697
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26		52	$52,368
5.375%	03/30/28		850	862,430
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		390	408,278
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,665	1,746,445
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		1,500	1,648,623
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,160	1,304,325
4.750%	04/19/27		200	228,167
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)		425	444,506
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36		945	1,041,150
Ovintiv, Inc.,
Gtd. Notes
6.500%	02/01/38		200	241,399
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30		339	351,824
5.600%	01/03/31		97	102,192
6.625%	01/16/34	GBP	680	1,049,446
6.900%	03/19/49(a)		1,112	1,211,713
7.375%	01/17/27		360	427,972
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	394	448,760
6.350%	02/12/48		840	693,966
6.490%	01/23/27		1,565	1,635,982
6.500%	03/13/27		1,875	1,960,809
6.500%	01/23/29		700	707,936
6.840%	01/23/30		306	310,196
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	400	477,289
4.875%	02/21/28	EUR	1,230	1,433,517
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		2,085	1,937,134
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26(a)		1,200	1,302,828
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		700	414,978
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27		830	815,199
				33,593,724

A13

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		450	$593,812
Packaging & Containers — 0.3%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%
5.000%	06/30/27	EUR	1,278	1,532,041
Silgan Holdings, Inc.,
Gtd. Notes
2.250%	06/01/28	EUR	2,100	2,468,827
				4,000,868
Pharmaceuticals — 2.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,020	1,110,644
4.050%	11/21/39		5,135	5,724,300
4.500%	05/14/35		1,715	1,996,246
4.550%	03/15/35		2,040	2,376,787
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		320	354,427
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)		430	438,382
5.000%	02/15/29		225	223,644
5.250%	01/30/30(a)		300	301,285
5.250%	02/15/31		275	273,872
6.125%	04/15/25		325	333,150
6.250%	02/15/29		1,150	1,220,782
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39(a)		420	488,681
4.250%	10/26/49		210	247,369
5.000%	08/15/45		569	731,158
Cheplapharm Arzneimittel GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/28(a)		475	493,022
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		1,320	1,510,827
4.500%	02/25/26		3,690	4,191,846
Sr. Unsec’d. Notes
3.200%	03/15/40		440	441,030
3.400%	03/15/51		1,325	1,304,359
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31(a)		765	719,506
2.700%	08/21/40(a)		480	440,892
4.780%	03/25/38		270	318,824
5.050%	03/25/48		655	804,035
5.125%	07/20/45		565	694,449
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sec’d. Notes, 144A
9.500%	07/31/27		185	200,977
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,890	$2,210,317
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	3,745	4,028,930
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	507,972
Viatris, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50	1,465	1,495,049
			35,182,762
Pipelines — 1.9%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,730	1,741,640
Energy Transfer Operating LP,
Gtd. Notes
5.000%	05/15/50(a)	280	290,221
5.150%	03/15/45	55	56,786
5.300%	04/15/47	120	125,705
6.125%	12/15/45	90	103,004
6.250%	04/15/49	1,400	1,651,293
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	875	848,418
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	870	793,046
3.700%	01/31/51	130	128,370
4.900%	05/15/46	2,110	2,453,949
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	363	419,862
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,940	1,720,124
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	1,000	986,789
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	970	1,059,575
5.200%	03/01/47	115	131,540
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	50	51,877
4.875%	08/15/27(a)	225	251,855
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,592,471
ONEOK, Inc.,
Gtd. Notes
4.500%	03/15/50	2,685	2,725,398
4.950%	07/13/47	450	477,389

A14

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.680%	02/15/45(a)	1,900	$2,010,938
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	55	58,846
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	575	562,271
6.000%	12/31/30(a)	475	469,928
7.500%	10/01/25	1,150	1,236,166
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	575	589,930
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,200	1,330,357
			23,867,748
Real Estate — 0.1%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,200	1,236,863
Real Estate Investment Trusts (REITs) — 0.7%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,125	1,214,332
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25(a)	1,000	1,131,697
Sr. Unsec’d. Notes
6.750%	12/15/21	250	252,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.625%	06/15/25(a)	405	426,810
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	1,100	1,078,746
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32	2,190	2,084,982
VEREIT Operating Partnership LP,
Gtd. Notes
2.850%	12/15/32(a)	525	508,879
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	1,930	1,801,557
			8,499,503
Retail — 1.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30(a)	1,525	1,468,505
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31		335	$307,658
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
1.950%	10/01/30(a)		495	466,905
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28		1,875	2,106,070
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	150	171,764
6.250%	10/30/25	EUR	1,450	1,730,596
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20(d)		850	622,036
8.625%	06/15/20(d)		900	658,761
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)		1,000	1,088,962
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31(a)		2,115	1,958,200
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		454	468,167
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24		1,800	1,827,247
				12,874,871
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,675	1,746,651
Semiconductors — 1.0%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26		3,509	3,767,223
4.750%	04/15/29		1,500	1,686,093
5.000%	04/15/30		2,500	2,849,307
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		1,250	1,253,580
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		2,675	2,897,012
				12,453,215
Software — 0.4%
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26		850	904,724
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	400	477,240

A15

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Sr. Unsec’d. Notes
3.100%	03/01/41	1,320	$1,298,081
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	1,815	1,659,113
2.675%	06/01/60	435	399,172
			4,738,330
Telecommunications — 2.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.300%	02/15/30	485	546,001
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	1,216	1,154,215
3.500%	09/15/53	4,881	4,513,780
3.550%	09/15/55	972	889,599
3.650%	09/15/59	65	59,494
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	200	207,000
8.750%	05/25/24(a)	997	1,030,017
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	500	459,330
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.250%	07/01/28(a)	1,525	1,541,719
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	230	243,395
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29(a)	725	707,441
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	850	973,162
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	600	619,576
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25(a)	500	596,430
7.875%	09/15/23	2,000	2,285,322
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/40	425	469,964
4.500%	04/15/50	3,080	3,441,713
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	3,285	3,002,515
3.400%	03/22/41	1,175	1,193,478
4.016%	12/03/29	120	134,185
4.500%	08/10/33	990	1,153,339
4.522%	09/15/48	360	415,066
			25,636,741
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	294	$309,236
Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	104	121,730
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50	625	633,490

Total Corporate Bonds (cost $458,456,590)			481,578,727
Municipal Bonds — 1.8%
California — 0.4%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	1,862,100
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	2,356,264
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	1,166,148
			5,384,512
Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	1,148,594
Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,983,998
State of Illinois,
General Obligation Unlimited, Series A
5.000%	10/01/22	20	21,250
General Obligation Unlimited, Series D
5.000%	11/01/22	2,650	2,820,634
			4,825,882
New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,800,582
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	3,227,192
			5,027,774
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	889,002

A16

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Oregon — 0.1%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	$829,032
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	800	1,056,152
Puerto Rico — 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1
5.000%	07/01/58	1,710	1,879,905
Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	473,049
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	425	493,242

Total Municipal Bonds (cost $16,241,266)			22,007,144
Residential Mortgage-Backed Securities — 8.6%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	25	24,729
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.709%(c)	04/25/28	416	415,684
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.709%(c)	08/25/28	161	161,129
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.959%(c)	10/25/28	568	570,683
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.559%(c)	04/25/29	268	268,002
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.509%(c)	10/25/29	174	173,928
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.109%(c)	10/25/29	700	700,937
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.509%(c)	06/25/30	262	262,947
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.409%(c)	08/26/30	194	194,564
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.309%(c)	08/26/30	240	241,863
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.109%(c)	08/26/30	275	$279,769
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.109%(c)	10/25/30	290	291,117
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.959%(c)	10/25/30	215	216,814
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.809%(c)	10/25/30	275	279,658
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%
2.256%(c)	09/15/21^	4,082	4,063,848
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.859%(c)	08/29/22	4,559	4,554,536
CIM Trust,
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	890	890,527
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.023%(cc)	09/25/47	396	380,967
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.209%(c)	06/25/39	471	471,589
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.209%(c)	10/25/39	564	564,492
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A
3.023%(cc)	08/25/60	491	499,515
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.809%(c)	11/25/28	585	587,770
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.909%(c)	04/25/29	180	180,827
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.109%(c)	10/25/30	1,040	1,046,290
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.109%(c)	10/25/30	520	528,100
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.609%(c)	10/25/30	360	368,108
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.509%(c)	05/25/30	468	468,848

A17

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.259%(c)	10/25/30	293	$292,012
Fannie Mae REMICS,
Series 2011-116, Class ZA
3.500%	11/25/41	2,224	2,403,798
Series 2012-034, Class EB
4.000%	04/25/42	1,575	1,760,988
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.459%(c)	03/25/29	42	42,521
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.017%(c)	11/25/50	900	921,406
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.617%(c)	11/25/50	4,365	4,385,474
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
3.417%(c)	08/25/33	3,955	3,915,452
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.959%(c)	02/25/50	1,220	1,215,272
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.209%(c)	06/25/50	205	211,517
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.109%(c)	06/25/50	688	691,382
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.109%(c)	08/25/50	1,570	1,652,474
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.859%(c)	08/25/50	810	817,232
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.817%(c)	10/25/50	670	695,562
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.817%(c)	10/25/50	500	502,892
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.209%(c)	03/25/50	90	91,011
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.709%(c)	07/25/50	2,093	2,110,739
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.359%(c)	09/25/50	320	332,807
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.259%(c)	09/25/50	230	231,743
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)
2.267%(c)	08/25/33	4,200	$4,152,740
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	09/25/48	3	2,882
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.759%(c)	01/25/49	222	222,901
Freddie Mac REMICS,
Series 4289, Class WZ
3.000%	01/15/44	784	825,272
Series 4768, Class GA
3.500%	09/15/45	1,190	1,248,790
Series 4768, Class VB
3.500%	06/15/38	500	515,983
Series 4939, Class KT
3.000%	07/15/48	956	995,227
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	1,516	1,520,226
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	01/26/37	982	974,167
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.709%(c)	10/25/28	151	151,212
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.759%(c)	05/25/29	179	179,373
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.709%(c)	10/25/30	800	805,516
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.359%(c)	10/25/30	500	509,399
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.259%(c)	10/25/30	200	205,333
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	603	606,240
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59	1,279	1,292,224
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	1,288	1,297,791
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.356%(c)	01/23/23	655	655,117
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.456%(c)	04/23/23	620	619,953

A18

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.456%(c)	04/23/23	1,200	$1,199,909
MRA Issuance Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.515%(c)	12/08/20	3,936	3,937,935
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.715%(c)	12/11/21	11,580	11,583,972
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)
2.250%(c)	09/23/21	5,460	5,463,012
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.500%)
3.500%(c)	09/23/21	3,510	3,512,785
Series 2020-09, Class AY, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)
2.250%(c)	05/05/21^	4,450	4,450,000
Series 2021-09, Class A1X, 144A
—%(p)	11/15/21	4,600	4,587,810
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	01/25/48	787	789,384
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.659%(c)	07/25/28	103	103,310
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.509%(c)	07/25/29	46	46,391
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.859%(c)	07/25/30	755	760,869
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.509%(c)	10/25/30	164	165,150
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.709%(c)	10/25/30	260	264,108
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.509%(c)	03/25/28	27	27,088
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.809%(c)	03/25/28	360	362,801
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.309%(c)	06/25/29	47	46,593
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.059%(c)	02/25/30		500	$500,052
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.559%(c)	02/25/30		1,500	1,463,286
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
3.259%(c)	10/25/30		1,330	1,333,043
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.109%(c)	10/25/30		840	848,155
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.709%(c)	10/25/30		655	667,403
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.607%(c)	05/20/21		4,400	4,401,123
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.578%(cc)	02/25/34		286	290,662
Series 2004-18, Class 3A1
2.531%(cc)	12/25/34		1,620	1,661,601

Total Residential Mortgage-Backed Securities (cost $105,580,230)				106,208,311
Sovereign Bonds — 4.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		1,394	466,138
0.125%(cc)	01/09/38		1,911	696,426
1.000%	07/09/29		289	104,022
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30(a)		570	557,516
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,123	1,216,830
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		725	749,770
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		250	266,237
5.000%	06/15/45		205	218,698
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		575	645,725
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	875	1,064,629
4.750%	04/16/26	EUR	1,266	1,531,336

A19

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		570	$552,007
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	2,523,921
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		436	475,461
5.375%	03/25/24		290	328,513
5.750%	11/22/23		2,300	2,601,273
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410	465,196
1.450%	09/18/26	EUR	375	453,123
3.375%	07/30/25	EUR	3,125	4,080,231
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	1,225	1,446,438
3.750%	06/14/28	EUR	1,250	1,740,679
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.500%	05/23/24		1,000	1,059,414
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	641,244
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600	619,962
2.625%	04/20/22		1,000	1,023,341
3.000%	03/12/24		600	641,038
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,000	1,051,481
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		450	489,501
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23(d)		120	43,971
9.950%	06/09/21(d)		1,790	673,505
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		780	988,297
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	202,475
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,995	3,550,083
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33(a)		4,730	5,756,211
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	945	1,281,867
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	940	1,275,084
4.125%	03/11/39	EUR	254	348,104
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25		675	$742,894
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
7.250%	09/28/21		533	549,653
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	610	693,992
2.125%	12/01/30		1,435	1,325,352
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	614,718
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23		680	700,463
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21		160	162,964
7.750%	09/01/22		1,120	1,179,488
8.994%	02/01/24		200	222,020
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,325	1,423,906
7.750%	09/01/22		930	979,396
8.994%	02/01/24		200	222,020
9.750%	11/01/28		400	465,919
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		500	612,677

Total Sovereign Bonds (cost $50,093,655)				51,725,209
U.S. Government Agency Obligations — 1.1%
Federal Home Loan Mortgage Corp.
3.500%	02/01/47		1,264	1,350,876
5.500%	10/01/33		481	560,617
5.500%	06/01/34		4	4,992
6.000%	11/01/33		109	125,459
6.000%	05/01/34		50	56,169
6.000%	06/01/34		91	101,939
6.250%	07/15/32(k)		830	1,196,227
6.500%	07/01/32		10	11,417
6.500%	07/01/32		18	19,955
6.500%	08/01/32		24	27,334
6.500%	08/01/32		32	36,068
6.500%	08/01/32		38	42,953
6.500%	09/01/32		32	35,868
6.500%	09/01/32		92	104,567
6.750%	09/15/29		105	147,789
6.750%	03/15/31		600	868,754
Federal National Mortgage Assoc.
4.500%	08/01/40(k)		1,398	1,575,694
5.500%	02/01/33		11	12,433
5.500%	02/01/33		11	13,229
5.500%	03/01/33		18	20,904
5.500%	03/01/33		30	34,741
5.500%	03/01/33		33	38,565
5.500%	04/01/33		4	5,005

A20

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	04/01/33	22	$24,880
5.500%	04/01/33	25	29,127
5.500%	04/01/33	27	30,913
5.500%	07/01/33	16	17,732
5.500%	07/01/33	25	29,333
5.500%	08/01/33	15	16,960
5.500%	02/01/34	23	26,960
5.500%	04/01/34	25	28,517
5.500%	06/01/34	31	35,893
6.000%	10/01/33	2	1,854
6.000%	10/01/33	187	214,822
6.000%	03/01/34	53	59,721
6.000%	02/01/35	155	184,831
6.000%	11/01/36	49	58,859
6.250%	05/15/29(k)	535	722,874
6.500%	08/01/32	85	95,878
6.500%	09/01/32	93	106,804
6.500%	09/01/32	136	160,886
6.500%	10/01/32	60	68,805
6.500%	04/01/33	119	138,733
6.500%	11/01/33	3	3,410
6.625%	11/15/30(k)	530	755,277
7.000%	05/01/32	53	57,135
7.000%	06/01/32	7	8,286
7.125%	01/15/30	785	1,130,455
Government National Mortgage Assoc.
3.500%	01/20/48	249	265,206
4.000%	02/20/49	600	642,614
5.500%	01/15/33	49	56,382
5.500%	02/15/33	32	37,284
5.500%	05/15/33	114	126,414
5.500%	05/15/33	164	182,479
5.500%	06/15/33	171	195,046
5.500%	09/15/33	83	94,157
5.500%	07/15/35	46	53,784
6.000%	12/15/32	101	120,919
6.000%	11/15/33	42	50,027
6.000%	01/15/34	8	9,414
6.000%	06/20/34	248	292,448
6.000%	11/15/34	322	377,033
6.500%	09/15/32	33	36,730
6.500%	09/15/32	128	143,522
6.500%	09/15/32	133	148,844
6.500%	11/15/33	105	118,304

Total U.S. Government Agency Obligations (cost $12,501,769)			13,351,107
U.S. Treasury Obligations — 1.3%
U.S. Treasury Bonds
1.625%	11/15/50	940	784,166
2.500%	05/15/46(k)	965	984,451
3.000%	05/15/45(k)	4,065	4,535,651
3.000%	02/15/48(k)	270	302,991
3.125%	02/15/43(k)	3,095	3,523,464
3.625%	08/15/43(h)	200	245,625
3.625%	02/15/44	1,180	1,451,769
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes
1.125%	02/15/31(k)	1,140	$1,077,122
U.S. Treasury Strips Coupon
1.467%(s)	11/15/41	500	301,191
2.056%(s)	11/15/38(k)	290	190,890
2.208%(s)	05/15/39(k)	3,425	2,221,969
2.395%(s)	11/15/43	619	350,871
3.176%(s)	08/15/40	120	75,056

Total U.S. Treasury Obligations (cost $16,395,920)			16,045,216

	Shares
Common Stocks — 0.3%
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.*	89,905	3,900,978
Chesapeake Energy Corp. Backstop Commitment*	517	21,619

Total Common Stocks (cost $1,571,312)		3,922,597
Preferred Stocks — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 6.582%, Maturing 10/30/40	45,000	1,210,500
Capital Markets — 0.1%
State Street Corp., 5.350%, Series G, Maturing 03/15/26(oo)	35,000	1,010,450

Total Preferred Stocks (cost $2,000,000)		2,220,950

Total Long-Term Investments (cost $1,150,271,183)		1,192,924,777
Short-Term Investments — 7.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	25,897,887	25,897,887
PGIM Institutional Money Market Fund (cost $64,910,421; includes $64,902,882 of cash collateral for securities on loan)(b)(wa)	64,958,109	64,925,630

Total Short-Term Investments (cost $90,808,308)		90,823,517

TOTAL INVESTMENTS—104.1% (cost $1,241,079,491)		1,283,748,294

Liabilities in excess of other assets(z) — (4.1)%		(50,595,918)

Net Assets — 100.0%		$1,233,152,376

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso

A21

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,513,848 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,716,695; cash collateral of $64,902,882 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,783	5 Year U.S. Treasury Notes	Jun. 2021	$343,417,859	$(3,007,274)
445	10 Year U.S. Treasury Notes	Jun. 2021	58,267,187	(401,143)
201	10 Year U.S. Ultra Treasury Notes	Jun. 2021	28,881,188	(1,018,740)
394	20 Year U.S. Treasury Bonds	Jun. 2021	60,909,937	(2,104,500)
A22

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
363	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	$65,782,406	$(3,972,095)
				(10,503,752)
Short Positions:
2,083	2 Year U.S. Treasury Notes	Jun. 2021	459,773,429	394,309
135	5 Year Euro-Bobl	Jun. 2021	21,385,123	(45,626)
129	10 Year Euro-Bund	Jun. 2021	25,910,947	34,379
73	Euro Schatz Index	Jun. 2021	9,596,556	(543)
				382,519
				$(10,121,233)
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/06/21	Morgan Stanley & Co. International PLC	GBP	11,919	$16,339,637	$16,431,719	$92,082	$—
Expiring 04/06/21	Morgan Stanley & Co. International PLC	GBP	2,261	3,137,973	3,117,627	—	(20,346)
Euro,
Expiring 04/06/21	Citibank, N.A.	EUR	46,749	55,210,143	54,828,941	—	(381,202)
Expiring 04/06/21	Citibank, N.A.	EUR	1,393	1,683,366	1,633,815	—	(49,551)
Expiring 04/06/21	Citibank, N.A.	EUR	755	912,396	885,407	—	(26,989)
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	EUR	1,253	1,491,835	1,469,536	—	(22,299)
Expiring 04/06/21	The Toronto-Dominion Bank	EUR	8,751	10,442,283	10,264,140	—	(178,143)
				$89,217,633	$88,631,185	92,082	(678,530)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	Barclays Bank PLC	AUD	559	$432,699	$424,913	$7,786	$—
British Pound,
Expiring 04/06/21	Barclays Bank PLC	GBP	7,566	10,612,678	10,431,182	181,496	—
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	6,603	9,301,635	9,102,693	198,942	—
Expiring 05/05/21	Morgan Stanley & Co. International PLC	GBP	11,919	16,340,852	16,433,292	—	(92,440)
Euro,
Expiring 04/06/21	Barclays Bank PLC	EUR	57,248	69,591,852	67,142,832	2,449,020	—
Expiring 04/06/21	Morgan Stanley & Co. International PLC	EUR	1,666	1,989,038	1,954,273	34,765	—
Expiring 05/05/21	Citibank, N.A.	EUR	46,749	55,243,475	54,862,209	381,266	—
South African Rand,
Expiring 06/17/21	Barclays Bank PLC	ZAR	3,229	211,596	216,507	—	(4,911)
Expiring 06/17/21	HSBC Bank PLC	ZAR	8,303	543,400	556,733	—	(13,333)
				$164,267,225	$161,124,634	3,253,275	(110,684)
						$3,345,357	$(789,214)
A23

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/06/21	Buy	EUR	13	GBP	11	$—	$(204)	Credit Suisse International
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	665	$(7,719)	$2,169	$(9,888)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	655	(7,603)	5,414	(13,017)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(2,554)	2,036	(4,590)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(2,553)	1,870	(4,423)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	215	(2,495)	660	(3,155)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	115	(1,335)	375	(1,710)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	160	(1,224)	839	(2,063)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	130	(995)	816	(1,811)	Citibank, N.A.
				$(26,478)	$14,179	$(40,657)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	3,700	0.393%	$17,635	$14,500	$3,135	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,205	2.772%	(84,048)	(33,012)	(51,036)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.772%	(20,965)	(15,941)	(5,024)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	2.772%	(20,774)	(18,961)	(1,813)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.772%	(7,052)	(6,596)	(456)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.772%	(7,051)	(6,476)	(575)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	2.772%	(6,861)	(5,242)	(1,619)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	2.772%	(3,430)	(2,607)	(823)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	160	3.566%	(14,252)	(11,240)	(3,012)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	3.566%	(11,580)	(9,240)	(2,340)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	580	1.457%	(7,952)	(4,735)	(3,217)	Citibank, N.A.
					$(166,330)	$(99,550)	$(66,780)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	102,480	$(2,261,784)	$(2,429,846)	$(168,062)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery
A24

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
1,990	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(41,234)	$(41,234)
1,130	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(34,362)	(34,362)
3,400	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(103,035)	(103,035)
				$—	$(178,631)	$(178,631)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	6,000	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(24)	$(184,889)	$(184,865)
AUD	1,300	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(28)	(67,399)	(67,371)
AUD	1,910	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	258	(97,925)	(98,183)
AUD	5,270	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(582)	(16,848)	(16,266)
AUD	1,760	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(200)	691	891
BRL	12,664	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(76,254)	(76,254)
BRL	23,370	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(203,965)	(203,965)
BRL	25,186	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(221,266)	(221,266)
BRL	39,452	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	(343,530)	(343,530)
BRL	6,276	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	5,793	5,793
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	8,735	8,735
BRL	18,662	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	22,339	22,339
BRL	8,496	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(117,259)	(117,259)
BRL	8,006	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(107,362)	(107,362)
BRL	14,270	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(192,252)	(192,252)
CAD	9,320	01/14/26	0.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(82)	(177,999)	(177,917)
CAD	8,420	01/19/26	0.865%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(73)	(165,781)	(165,708)
CLP	180,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(10,335)	(10,335)
CLP	3,000,000	01/20/28	2.090%(S)	1 Day CLOIS(2)(S)	—	(236,673)	(236,673)
CLP	500,000	01/21/28	2.065%(S)	1 Day CLOIS(2)(S)	—	(43,029)	(43,029)
CLP	3,181,000	01/22/29	2.293%(S)	1 Day CLOIS(2)(S)	—	(271,965)	(271,965)
CNH	16,230	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	38	17,618	17,580
CNH	46,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	47,900	47,900
CNH	16,400	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(10)	20,519	20,529
A25

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	15,700	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(6)	$15,813	$15,819
COP	3,909,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	19,359	19,359
COP	6,724,755	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	42,609	42,609
COP	18,811,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(306,474)	(306,474)
COP	2,761,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(15,318)	(15,318)
COP	1,932,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(10,359)	(10,359)
COP	4,156,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(22,820)	(22,820)
EUR	3,815	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(62,921)	(172,193)	(109,272)
EUR	3,815	05/11/28	0.500%(A)	1 Day EONIA(2)(A)	311,359	273,676	(37,683)
GBP	2,326	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(124,037)	(112,629)	11,408
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(4,983)	(4,983)
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(145,549)	(113,356)	32,193
GBP	3,235	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	208,243	191,485	(16,758)
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(9,088)	(14,453)	(5,365)
HUF	99,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(25,082)	(25,082)
HUF	1,548,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(388,367)	(388,367)
HUF	432,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(86,122)	(86,122)
MXN	36,985	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(87)	922	1,009
MXN	51,300	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(39)	(198,201)	(198,162)
MXN	7,310	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(33)	(33,088)	(33,055)
MXN	20,460	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(28)	(100,143)	(100,115)
MXN	72,900	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(99)	(360,068)	(359,969)
MXN	19,550	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(33)	(105,857)	(105,824)
MXN	5,485	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(35)	(32,552)	(32,517)
NZD	2,100	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(35,179)	(35,179)
NZD	1,220	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(65,391)	(65,391)
NZD	4,670	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	2,086	(248,471)	(250,557)
NZD	1,630	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(87,096)	(87,096)
NZD	2,495	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(5,847)	(5,847)
PLN	4,290	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	1,680	(62,258)	(63,938)
PLN	17,070	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(15,316)	(260,334)	(245,018)
PLN	2,170	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	—	(4,574)	(4,574)
	5,400	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	105,997	105,997
	6,475	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	129,730	129,730
	3,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	14,677	14,677
	435	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	24,391	24,391
	1,270	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	73,126	73,126
	4,100	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	42,301	42,301
ZAR	22,700	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(1,325)	20,690	22,015
ZAR	24,600	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	—	67,082	67,082
ZAR	27,400	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,134)	20,947	22,081
ZAR	36,800	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(10,397)	24,989	35,386
ZAR	19,800	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	505	24,367	23,862
ZAR	22,200	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(188)	47,090	47,278
ZAR	14,700	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(130)	35,247	35,377
ZAR	58,300	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	132,399	132,399
ZAR	6,400	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(124)	51,093	51,217
ZAR	12,600	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(50)	78,461	78,511
ZAR	29,700	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(565)	283,098	283,663
ZAR	61,200	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(1,621)	(97,129)	(95,508)
ZAR	26,100	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(49,371)	(96,275)	(46,904)
ZAR	11,800	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(253)	1,497	1,750
					$100,741	$(3,754,709)	$(3,855,450)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A26

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	901	$5,089	$(2,498)	$7,587
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A27